VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Consumer Discretionary—6.5%
Best Buy Co., Inc.	490,000	$ 38,352
BorgWarner, Inc.	620,000	30,448
InterContinental Hotels Group plc ADR(1)	435,000	28,971
Lennar Corp. Class A	245,000	25,752
Macy’s, Inc.	2,150,000	37,604
		161,127

Consumer Staples—5.0%
Clorox Co. (The)	200,000	31,648
Colgate-Palmolive Co.	400,000	30,060
Constellation Brands, Inc. Class A	165,000	37,272
Kroger Co. (The)	500,000	24,685
		123,665

Energy—5.6%
Baker Hughes Co. Class A	1,325,000	38,239
Chesapeake Energy Corp.	515,000	39,161
Hess Corp.	450,000	59,553
		136,953

Financials—16.2%
Allstate Corp. (The)	535,000	59,283
Brown & Brown, Inc.	620,000	35,600
Capital One Financial Corp.	400,000	38,464
Cullen/Frost Bankers, Inc.	410,000	43,189
Global Payments, Inc.	360,000	37,886
Hartford Financial Services Group, Inc. (The)	530,000	36,936
Jefferies Financial Group, Inc.	550,142	17,462
PNC Financial Services Group, Inc. (The)	340,000	43,214
U.S. Bancorp	1,015,000	36,591
Willis Towers Watson plc	215,000	49,962
		398,587

Health Care—10.6%
Azenta, Inc.(2)	900,000	40,158
Humana, Inc.	110,000	53,401
PerkinElmer, Inc.	460,000	61,300
Universal Health Services, Inc. Class B	365,000	46,391
Zimmer Biomet Holdings, Inc.	470,000	60,724
		261,974

Industrials—18.3%
Carlisle Cos., Inc.	130,000	29,389
Emerson Electric Co.	475,000	41,391
Equifax, Inc.	165,000	33,469
Fortive Corp.	550,000	37,493
General Dynamics Corp.	165,000	37,655
Howmet Aerospace, Inc.	900,000	38,133
	Shares	Value

Industrials—continued
Knight-Swift Transportation Holdings, Inc. Class A	650,000	$ 36,777
L3Harris Technologies, Inc.	215,000	42,192
Parker-Hannifin Corp.	120,000	40,333
Republic Services, Inc. Class A	185,000	25,016
Rockwell Automation, Inc.	85,000	24,943
Southwest Airlines Co.	1,000,000	32,540
United Rentals, Inc.	80,000	31,661
		450,992

Information Technology—5.7%
Marvell Technology, Inc.	1,280,000	55,424
Motorola Solutions, Inc.	80,000	22,890
Power Integrations, Inc.	86,300	7,305
Skyworks Solutions, Inc.	460,000	54,271
		139,890

Materials—8.9%
Ashland, Inc.	375,000	38,516
Avery Dennison Corp.	210,000	37,576
Martin Marietta Materials, Inc.	120,000	42,607
PPG Industries, Inc.	370,000	49,425
Sherwin-Williams Co. (The)	225,000	50,573
		218,697

Real Estate—10.0%
American Homes 4 Rent Class A	1,650,000	51,893
Americold Realty Trust, Inc.	1,500,000	42,675
Extra Space Storage, Inc.	299,861	48,856
Rexford Industrial Realty, Inc.	800,000	47,720
SBA Communications Corp. Class A	215,000	56,130
		247,274

Utilities—11.1%
Ameren Corp.	500,000	43,195
CenterPoint Energy, Inc.	1,600,000	47,136
CMS Energy Corp.	750,000	46,035
Exelon Corp.	1,095,000	45,870
PPL Corp.	1,750,000	48,632
Xcel Energy, Inc.	635,000	42,824
		273,692

Total Common Stocks (Identified Cost $2,394,534)		2,412,851

Total Long-Term Investments—97.9% (Identified Cost $2,394,534)		2,412,851

	Shares	Value

Short-Term Investments—1.5%
Money Market Mutual Funds—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(3)	22,392	$ 22
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(3)	36,499,029	36,499
Total Short-Term Investments (Identified Cost $36,521)		36,521

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(3)(4)	17,590,913	17,591
Total Securities Lending Collateral (Identified Cost $17,591)		17,591

TOTAL INVESTMENTS—100.1% (Identified Cost $2,448,646)		$2,466,963
Other assets and liabilities, net—(0.1)%		(2,167)
NET ASSETS—100.0%		$2,464,796

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,412,851	$2,412,851
Money Market Mutual Funds	36,521	36,521
Securities Lending Collateral	17,591	17,591
Total Investments	$2,466,963	$2,466,963
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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